Disposals (Details) $ in Thousands, R$ in Millions	1 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal			$ 36,227	$ 0	$ 0
Rio De Janeiro Farm | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Total consideration for disposal	$ 34,000	R$ 120.0
Gain from disposal	22,000
Conquista Farms | Negocios Imobiliarios Ltda.
Disclosure of subsidiaries [line items]
Total consideration for disposal	18,000	68.0
Gain from disposal	14,000
Cash collected from sale of wholly owned subsidiary	$ 2,000	R$ 7.5